SIGNIFICANT ACCOUNTING POLICIES (Schedule of Losses Reclassified Out of Accumulated Other Comprehensive Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Cost of revenues	$ 323,948	$ 346,546	$ 473,292
Research and development	5,674	4,950	5,086
Marketing and selling	79,521	86,239	82,222
General and administrative	39,486	39,123	49,490
Total loss	137,759	42,976	$ 108,240
Reclassification of AOCI [Member] | Unrealized gains (losses) on derivative instruments [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Cost of revenues	2,664	324
Research and development	267	20
Marketing and selling	615	81
General and administrative	647	75
Total loss	$ 4,193	$ 500